NET REVENUES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues relating to WEC racing activities	€ 5,970,146	€ 5,095,254	€ 4,270,894
Financial income	132,319	83,858	42,999
Financial services companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	€ 99,661	69,389	55,043
WEC Racing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues relating to WEC racing activities		€ 20,362	€ 20,281